NON-FINANCIAL ASSETS AND LIABILITIES (Details 9) $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Estimated expected benefits payment	$ 6
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Estimated expected benefits payment	3
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Estimated expected benefits payment	4
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Estimated expected benefits payment	4
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Estimated expected benefits payment	3
Later Than Six Years And Not Later Than Ten Years [Member]
IfrsStatementLineItems [Line Items]
Estimated expected benefits payment	$ 14